Advances to Suppliers	12 Months Ended
Jun. 30, 2025
Advances to Suppliers [Abstract]
ADVANCES TO SUPPLIERS
5.	ADVANCES TO SUPPLIERS

	As of June 30,
	2025	2024
Advances to suppliers
- third parties	$13,412,095	$12,697,192
- related parties	455,079	-
Less: allowance for credit losses	-	-
Advances to suppliers, net	$13,867,174	$12,697,192

The Company did not make any allowance for credit loss for the advances to suppliers during the year ended June 30, 2025, 2024 and 2023.